Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of accounts for income taxes requires the use of asset and liability method
	2020	2019
US	$(307,027,145)	$(15,754,427)
Total	$(307,027,145)	$(15,754,427)

Schedule of net income tax provision
	2020	2019
Current:
State	$800	$800
Income tax provision	$800	$800

Schedule reconciliation of federal income tax rate and effective tax rate
	2020	2019
Statutory tax rate	21.00%	21.00%
State taxes, net of federal benefit	1.03	8.44
Research and development credits	0.35	4.53
Non-deductible expenses	(18.43)	(1.92)
Valuation allowance	(3.86)	(30.92)
Uncertain tax positions	(0.09)	—
Other	—	(1.13)
Effective tax rate	0%	0%

Schedule of deferred income taxes
	December 31, 2020	December 31, 2019
Deferred tax assets:
Start-up and organization costs	$4,280,464	$1,624,196
Accrued expenses and reserves	503,840	—
Stock-based compensation	170,770	5,072
Tax credit carryforwards	2,340,468	937,893
Net operating loss	8,811,628	3,178,391
Property and equipment	288,656	132,878
Intangible assets	14,386	5,041
Capitalized R&D costs	566,973	—
Operating lease obligations	91,271	—
Warrants	888,975	—
Other	—	142,012
Total deferred tax assets before valuation allowance	17,957,431	6,025,483
Valuation allowance	(17,868,548)	(6,025,483)
Total deferred tax assets	88,883	—
Deferred tax liabilities:
Operating lease right-of-use assets	(88,439)	—
Other	(444)	—
Total deferred tax liabilities	(88,883)	—
Net deferred tax assets	$—	$—

Schedule of gross unrecognized tax benefits
Gross Unrecognized Tax Benefits
Balance at December 31, 2019	$312,631
Increases related to prior tax positions	—
Increases related to current tax positions	467,526
Balance at December 31, 2020	$780,157